Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act and applicable SEC regulations, the following table sets forth required information regarding the relationship between compensation paid to our NEOs, calculated in accordance with SEC regulations, and the Company’s financial performance for fiscal years 2022, 2021 and 2020. For information regarding decisions made by our Compensation and Human Resources Committee with respect to executive compensation, refer to Compensation Principals and Compensation Philosophy sections in our CD&A above:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of $100		Net Income (Loss) (in millions)(5)	Adjusted Free Cash Flow (in millions)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2022	$12,242,321	$50,156,845	$2,342,015	$4,919,833	$398	$130	$26	$299
2021	$12,591,069	$48,256,831	$3,145,491	$8,198,482	$216	$95	$(450)	$278
2020
Saligram	$1,726,277	$2,926,273	$836,063	$836,063	$—	$—	$(1,921)	$78
Blanchard	$3,883,040	$3,883,040
Garcia	$996,695	$736,919
McCollum	$5,763,239	$5,763,239

(1)
For 2021 and 2022, the dollar amounts are the amounts of total compensation for our PEO, Mr. Saligram, in the Summary Compensation Table. Mr. Saligram served as the PEO in each of those years. For 2020, we have separately listed out each individual who served as our PEO during the course of the year, even if on an interim basis. Mark McCollum was our PEO until his departure from the Company on June 7, 2020. Karl Blanchard and Christian Garcia were appointed to the Office of PEO upon Mr. McCollum’s departure. Mr. Garcia resigned from the Office of PEO on June 16, 2020 at which time Mr. Blanchard became our Interim PEO and Mr. Garcia departed from the Company on August 5, 2020. Mr. Saligram joined the Company on October 12, 2020 as our PEO and Mr. Blanchard resumed his prior duties as our Chief Operating Officer. We have listed each of these individual’s total compensation for 2020 as reported in the Summary Compensation Table for 2020.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the equity awards vested or were forfeited, or through the end of the reported fiscal year. We do not offer our NEOs pensions, so there are no adjustments for pension-related costs that would otherwise be required by SEC regulations.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:
Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO	Fair Value of Current Year Equity Awards for PEO	Change in Fair Value of Prior Year Equity Awards Unvested at Year End for PEO	Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year for PEO	Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for PEO	Compensation Actually Paid to PEO
2022	$12,242,321	$(6,541,693)	$10,759,142	$11,178,114	$—	$22,518,961	$50,156,845
2021	$12,591,069	$(9,296,759)	$40,526,942	$2,454,230	$—	$1,981,349	$48,256,831
2020					$—
Saligram	$1,726,277	$(833,896)	$2,033,892	$—	$—	$—	$2,926,273
Blanchard	$3,883,040	$—	$—	$—	$—	$—	$3,883,040
Garcia	$996,695	$(389,658)	$—	$—	$129,882	$—	$736,919
McCollum	$5,763,239	$—	$—	$—	$—	$—	$5,763,239

(3)
For 2022, our Non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Davison and Mills. The amounts for Mr. Jennings include his compensation through his departure from the Company on July 31, 2022 and amounts owed in connection with his separation of employment. The amounts for Mr. Davison include his compensation actually received after joining the Company on September 30, 2022. For 2021, the Non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Mills and Blanchard. The amounts for Mr. Blanchard include his compensation actually received and certain payments made to him upon his retirement from the Company on February 26, 2021. For 2020, the Non-PEO NEOs were Messrs. Jennings and Weatherholt as well as Mark Swift, Stuart Fraser and Frederico Justus.

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our Non-PEO NEOs’ “Total” compensation as reported in the Summary Compensation Table:
Year	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Reported Value of Equity Awards for Non-PEO NEOs	Average Fair Value of Current Year Equity Awards for Non-PEO NEOs	Average Change in Fair Value of Prior Year Equity Awards Unvested at Year End for Non-PEO NEOs	Average Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year	Average Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for Non-PEO NEOs	Average Fair Value at end of Prior Fiscal Year of Awards that failed to Meet Vesting Requirements in Current Year	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,342,015	$(1,022,677)	$1,083,690	$968,174	$27,886	$2,444,554	$(923,809)	$4,919,833
2021	$3,145,491	$(1,825,841)	$6,878,832	$—	$—	$—	$—	$8,198,482
2020	$836,063	$—	$—	$—	$—	$—	$—	$836,063

(4)
Reflects cumulative total shareholder return for the measurement period beginning on June 2, 2021 and ending on December 31, 2022. Our total shareholder return peer group are members of the Dow Jones U.S. Oil Equipment and Services Index. In connection with the Company’s emergence from bankruptcy in 2019, our stock was delisted from the New York Stock Exchange. On June 2, 2021, our stock was relisted on Nasdaq and we became subject to the reporting requirements of the Exchange Act. As permitted by Item 201(e) of Regulation S-K, the measurement period used begins on our Nasdaq listing date of June 2, 2021.

(5)
Reflects net income (loss) as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2022, 2021 and 2020.

(6)
Reflects Adjusted Free Cash Flow, the “company-selected measure.” Adjusted Free Cash Flow is a non-GAAP financial measure calculated as cash flows provided by (used in) operating activities, less capital expenditures plus proceeds from disposition of assets. Refer to Annex A of this Proxy for a reconciliation of Adjusted Free Cash Flow to Cash Flows Provided by Operating Activities, the most directly comparable GAAP financial measure.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(1)
For 2021 and 2022, the dollar amounts are the amounts of total compensation for our PEO, Mr. Saligram, in the Summary Compensation Table. Mr. Saligram served as the PEO in each of those years. For 2020, we have separately listed out each individual who served as our PEO during the course of the year, even if on an interim basis. Mark McCollum was our PEO until his departure from the Company on June 7, 2020. Karl Blanchard and Christian Garcia were appointed to the Office of PEO upon Mr. McCollum’s departure. Mr. Garcia resigned from the Office of PEO on June 16, 2020 at which time Mr. Blanchard became our Interim PEO and Mr. Garcia departed from the Company on August 5, 2020. Mr. Saligram joined the Company on October 12, 2020 as our PEO and Mr. Blanchard resumed his prior duties as our Chief Operating Officer. We have listed each of these individual’s total compensation for 2020 as reported in the Summary Compensation Table for 2020.
(3)
For 2022, our Non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Davison and Mills. The amounts for Mr. Jennings include his compensation through his departure from the Company on July 31, 2022 and amounts owed in connection with his separation of employment. The amounts for Mr. Davison include his compensation actually received after joining the Company on September 30, 2022. For 2021, the Non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Mills and Blanchard. The amounts for Mr. Blanchard include his compensation actually received and certain payments made to him upon his retirement from the Company on February 26, 2021. For 2020, the Non-PEO NEOs were Messrs. Jennings and Weatherholt as well as Mark Swift, Stuart Fraser and Frederico Justus.

Peer Group Issuers, Footnote [Text Block]
(4)
Reflects cumulative total shareholder return for the measurement period beginning on June 2, 2021 and ending on December 31, 2022. Our total shareholder return peer group are members of the Dow Jones U.S. Oil Equipment and Services Index. In connection with the Company’s emergence from bankruptcy in 2019, our stock was delisted from the New York Stock Exchange. On June 2, 2021, our stock was relisted on Nasdaq and we became subject to the reporting requirements of the Exchange Act. As permitted by Item 201(e) of Regulation S-K, the measurement period used begins on our Nasdaq listing date of June 2, 2021.

PEO Total Compensation Amount	$ 12,242,321	$ 12,591,069
PEO Actually Paid Compensation Amount	$ 50,156,845	48,256,831
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the equity awards vested or were forfeited, or through the end of the reported fiscal year. We do not offer our NEOs pensions, so there are no adjustments for pension-related costs that would otherwise be required by SEC regulations.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:
Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO	Fair Value of Current Year Equity Awards for PEO	Change in Fair Value of Prior Year Equity Awards Unvested at Year End for PEO	Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year for PEO	Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for PEO	Compensation Actually Paid to PEO
2022	$12,242,321	$(6,541,693)	$10,759,142	$11,178,114	$—	$22,518,961	$50,156,845
2021	$12,591,069	$(9,296,759)	$40,526,942	$2,454,230	$—	$1,981,349	$48,256,831
2020					$—
Saligram	$1,726,277	$(833,896)	$2,033,892	$—	$—	$—	$2,926,273
Blanchard	$3,883,040	$—	$—	$—	$—	$—	$3,883,040
Garcia	$996,695	$(389,658)	$—	$—	$129,882	$—	$736,919
McCollum	$5,763,239	$—	$—	$—	$—	$—	$5,763,239

Non-PEO NEO Average Total Compensation Amount	$ 2,342,015	3,145,491	$ 836,063
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,919,833	8,198,482	836,063
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
For 2022, our Non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Davison and Mills. The amounts for Mr. Jennings include his compensation through his departure from the Company on July 31, 2022 and amounts owed in connection with his separation of employment. The amounts for Mr. Davison include his compensation actually received after joining the Company on September 30, 2022. For 2021, the Non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Mills and Blanchard. The amounts for Mr. Blanchard include his compensation actually received and certain payments made to him upon his retirement from the Company on February 26, 2021. For 2020, the Non-PEO NEOs were Messrs. Jennings and Weatherholt as well as Mark Swift, Stuart Fraser and Frederico Justus.

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our Non-PEO NEOs’ “Total” compensation as reported in the Summary Compensation Table:
Year	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Reported Value of Equity Awards for Non-PEO NEOs	Average Fair Value of Current Year Equity Awards for Non-PEO NEOs	Average Change in Fair Value of Prior Year Equity Awards Unvested at Year End for Non-PEO NEOs	Average Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year	Average Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for Non-PEO NEOs	Average Fair Value at end of Prior Fiscal Year of Awards that failed to Meet Vesting Requirements in Current Year	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,342,015	$(1,022,677)	$1,083,690	$968,174	$27,886	$2,444,554	$(923,809)	$4,919,833
2021	$3,145,491	$(1,825,841)	$6,878,832	$—	$—	$—	$—	$8,198,482
2020	$836,063	$—	$—	$—	$—	$—	$—	$836,063

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following table identifies the four most important financial performance measures used by the Committee to link the Compensation Actually Paid to our CEO and other NEOs in 2022, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.
Financial Performance Measures
Adjusted Free Cash Flow
Adjusted EBITDA
Adjusted EBITDA Percentage
Adjusted Free Cash Flow Yield

Total Shareholder Return Amount	$ 398	216
Peer Group Total Shareholder Return Amount	130	95
Net Income (Loss)	$ 26,000,000	$ (450,000,000)	$ (1,921,000,000)
Company Selected Measure Amount	299	278	78
PEO Name	Mr. Saligram
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Non-GAAP Measure Description [Text Block]
(6)
Reflects Adjusted Free Cash Flow, the “company-selected measure.” Adjusted Free Cash Flow is a non-GAAP financial measure calculated as cash flows provided by (used in) operating activities, less capital expenditures plus proceeds from disposition of assets. Refer to Annex A of this Proxy for a reconciliation of Adjusted Free Cash Flow to Cash Flows Provided by Operating Activities, the most directly comparable GAAP financial measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Percentage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow Yield
Equity Awards Adjustments Of Saligram [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,726,277
PEO Actually Paid Compensation Amount			2,926,273
Equity Awards Adjustments Of Blanchard [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,883,040
PEO Actually Paid Compensation Amount			3,883,040
Equity Awards Adjustments of Garcia [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			996,695
PEO Actually Paid Compensation Amount			736,919
Equity Awards Adjustments Of McCollum [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			5,763,239
PEO Actually Paid Compensation Amount			5,763,239
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,541,693)	$ (9,296,759)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,759,142	40,526,942
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,178,114	2,454,230
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,518,961	1,981,349
PEO [Member] | Equity Awards Adjustments Of Saligram [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(833,896)
PEO [Member] | Equity Awards Adjustments Of Saligram [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,033,892
PEO [Member] | Equity Awards Adjustments of Garcia [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(389,658)
PEO [Member] | Equity Awards Adjustments of Garcia [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 129,882
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,022,677)	(1,825,841)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,083,690	$ 6,878,832
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	968,174
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,444,554
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,886
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (923,809)